Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of evolution of these indices
Annual price variation	June 30, 2022	June 30, 2023	June 30, 2024	Cumulative as of June 30, 2024 (3 years)
	64%	116%	272%	1,213%

Schedule of business through several operating and investment companies
			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2024	06.30.2023	06.30.2022

IRSA's direct interest:
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A. (4)	Uruguay	Investment	-	-	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1) (2)	Argentina	Investment	-	50.00%	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A.U.	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are Appa S.A.	Argentina	Design and software development	98.67%	98.67%	93.63%
Shefa Fiduciaria S.A.U.	Argentina	Trustee company	100.00%	-	-
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	-	-
Tyrus S.A.'s direct interest:
DFL and DN BV	Bermuda’s / Netherlands	Investment	99.63%	99.59%	99.50%
Real Estate Development LLC	USA	Investment	100.00%	-	-
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Jiwin S.A. (4)	Uruguay	Investment	-	-	100.00%
Liveck S.A. (3)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII) (4)	Bermuda’s	Investment	-	-	100.00%
DFL's and DN BV's direct interest:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Others	Between 3 and 25 years